Lease Commitments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Leases [Abstract]
Operating leases, rent expense, net	$ 301	$ 314	$ 292
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019	300
2020	252
2021	210
2022	267
2023	248
After 2023	$ 2,040